Statements of Comprehensive Income Statements of Comprehensive Income - MidAmerican Energy Company [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income (loss)	$ 462	$ 417	$ 350
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized gains on available-for-sale securities, net of tax of $-, $1 and $1	0	1	1
Unrealized (losses) gains on cash flow hedges, net of tax of $(4), $(10) and $9	(7)	(13)	12
Other comprehensive income (loss), net of tax	(7)	(12)	13
Comprehensive Income (Loss), Net	$ 455	$ 405	$ 363